Significant events and transactions since 30 June 2019 (Details) - ZAR (R) R in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Significant events and transactions
Gain from disposal of equity interest	R 983	R 267
Sasol Huntsman GmbH & co KG
Significant events and transactions
Gain from disposal of equity interest	R 936
Disposal of equity interest (as a percent)	50.00%